CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

5.	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from these estimates.

Critical judgements in applying accounting policies

The following are the critical judgements, apart from those involving estimations, that the directors of the Company have made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

Construction progress measurement for revenue recognition

The Group recognizes revenue for performance obligations satisfied over time only when it is able to reasonably measure its progress toward complete satisfaction of those obligations. This requires management to exercise significant judgement in assessing the nature of the performance obligations and determining an appropriate method of measuring progress, whether based on inputs or outputs.

In certain circumstances, when the Group is unable to reasonably measure the outcome of a performance obligation due to inherent uncertainties in the scope, timing, or outcome of the work performed and where the Group could only expect to recover the costs incurred in satisfying the performance obligation, revenue is recognized only to the extent of those costs incurred, in accordance with IFRS 15.

This approach reflects management’s judgement that, although even though the final outcome cannot be reliably estimated at the reporting date, revenue will be recognized by the probability of whether the costs incurred will be recoverable.

For the years ended March 31, 2026 and 2025, the Group recognized HK$17,163,904 and HK$8,497,077 of revenue and HK$16,936,627 and HK$8,497,077 cost for construction projects of supply and installations of 2 cooling towers and new condensing water pump, provision of our BocaPCM-TES System and MVAC system (which was basically competed during the year ended March 31, 2026 and it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur), respectively.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2026, 2025 AND 2024

(Expressed in Hong Kong Dollars)